INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

23.                         INCOME TAXES

WSP Holdings is a tax-exempted company incorporated in the Cayman Islands. FSHL is a tax-exempted company incorporated in the BVI.

FSHL’s subsidiaries registered in the PRC (the “PRC entities”) are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. According to the tax law, entities that qualify as high and new technology enterprises (“HNTE”) supported by the PRC government are allowed a 15% preferential tax rate instead of the uniform tax rate of 25%.

WSP China was officially granted the HNTE status in September 2008. Accordingly, WSP China has used the 15% preferential tax rate in the calculation of current and deferred tax balances because the company expects to retain the HNTE status in the foreseeable future.

Other PRC entities are subject to the 25% EIT rate since January 1, 2008.

Houston OCTG is subject to United States federal corporate income tax rate of 34% and Texas state margin tax.

The subsidiaries of FSHL that are tax residents in China, will be subject to the Chinese dividend withholding tax at 10% when these Chinese subsidiaries distribute dividends paid out of profits that arise on or after January 1, 2008. In 2009, following FSHL’s qualification as a tax resident company in the Hong Kong Special Administrative Region, a withholding tax at 5% is applicable on dividends paid to FSHL by these Chinese subsidiaries. The qualification for tax residency in the Hong Kong Special Administrative Region is subject to an annual application and approval process. FSHL has not made an application for the tax qualification in 2011 and 2012 due to operating losses of the Chinese subsidiaries.

A provision for PRC dividend withholding tax has been made based on a certain percentage of the 2010 and 2011 undistributed earnings of the Company’s PRC subsidiaries, which are expected to be distributed as dividends to the parent companies. There were no remaining undistributed earnings of the Company’s PRC subsidiaries as of December 31, 2011 and 2012 due to the losses incurred since 2010.

The calculation of income taxes reflects the status of WSP Holdings and FSHL as non-China tax resident companies. The tax residency of a company is normally a question of fact. For a company, such as WSP Holdings and FSHL, which have been established outside China, tax residency will only be in China if the location of effective management of the company is in China. China for this purpose does not include Hong Kong, Macau, or Taiwan. Because the concept of tax residency is still relatively new in China, it is possible that the tax authorities could in the future assert that WSP Holdings and/or one or more of its non-Chinese subsidiaries are tax residents in China. In the event that this occurs, WSP Holdings or FSHL will become subject to the PRC Enterprise Income Tax Law on its worldwide income. This would cause any income WSP Holdings and FSHL earned to be subject to China’s 25% EIT. As there is an exemption for any dividends received by a China tax resident company from another tax resident company, such taxable income would not include any dividends from the Chinese subsidiaries.

The Company has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. As of January 1, 2010, the Company had a beginning amount of $5,563 of unrecognized tax benefits carried forward from the year ended December 31, 2009 and had additional unrecognized tax benefits of $3,698 related to net operating loss carryforwards and certain government subsidies as of December 31, 2010. As of December 31, 2011 and 2012, the Company had no additional unrecognized tax benefits.

The aforementioned liability is recorded as non-current liabilities because the related payment is not anticipated within one year of the balance sheet date. The Company classifies interest and/or penalties related to income tax matters in income tax expense. A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2010, 2011 and 2012 is as follows:

Balance at January 1, 2010	$5,563
Additions based on tax positions related to 2010	3,698
Interest	2,558
Balance at December 31, 2010	$11,819
Additions based on tax positions related to 2011	—
Interest and penalties	944
Balance at December 31, 2011	$12,763
Additions based on tax positions related to 2012	—
Interest and penalties	792
Balance at December 31, 2012	$13,555

There are no ongoing examinations by taxing authorities at this time. The Company’s PRC subsidiaries’ tax years starting from 2008 remain open for non-transfer pricing matters and from 2003 remain open for transfer pricing matters. The Company does not anticipate any significant change within the next 12 months of its uncertain tax positions, except the continuous interest and penalty.

The provision for income taxes consists of the following:

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Current
— PRC income tax expense	$4,382	$2,375	$270
— U.S. income tax expense	—	—	—
	4,382	2,375	270
Deferred
— PRC income tax expense	1,310	(3,037)	(7,181)
— U.S. income tax expense	(2,487)	—	—
	(1,177)	(3,037)	(7,181)
Unrecognized tax benefits
— PRC unrecognized tax benefits	3,696	761	780
— U.S. unrecognized tax benefits	2,487	—	—
	6,183	761	780
Income tax expense (benefits)	$9,388	$99	$(6,131)

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31, 2011	As of December 31, 2012
Current deferred income tax assets
Allowance for doubtful accounts	$2,422	$2,158
Product warranty provision	427	387
Write-down in value of inventory	2,221	2,667
Unrealized loss from change in fair value of foreign currency forward contracts	49	56
Others	1,879	2,577
	6,998	7,845
Less: valuation allowance	(1,843)	(2,561)
	5,155	5,284
Non-current deferred income tax assets
Pre-operating expenses	355	131
Net operating losses	51,915	67,615
Property, plant and equipment	3,122	2,873
Impairment on long-lived assets	4,173	—
Others	563	344
	60,128	70,963
Less: valuation allowance	(45,453)	(49,602)
	14,675	21,361
Current deferred income tax liabilities
Research and development expenses	363	190
Non-current deferred income tax liabilities
Property, plant and equipment	4,473	4,202
	$4,473	$4,202

The Company has net operating losses of $275,735 as of December 31, 2012. If not used, such losses will start expiring from the beginning of 2013.

For the purpose of presentation in the consolidated statements of financial position, certain deferred income tax assets and liabilities have been offset. The following is the analysis of the deferred income tax balances for financial reporting purpose:

	As of December 31, 2011	As of December 31, 2012
Current deferred income tax assets	$4,792	$5,094
Non-current deferred income tax assets	12,819	19,650
Current deferred income tax liabilities	—	—
Non-current deferred income tax liabilities	2,617	2,491

Reconciliations between the statutory tax rate and the Company’s effective tax rate are as follows:

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
	%	%	%

Statutory tax rate (note)	25	25	25

Effect of expenses not deductible for tax purposes	(4)	(1)	(1)

Effect of income tax exemptions and reliefs	(2)	(3)	(6)

Effect of unrecognized tax benefits	(3)	(1)	(1)

Effect of income tax rate difference under different tax jurisdictions	(3)	(3)	1

Effect of valuation allowance on deferred income tax assets	(21)	(17)	(13)

Effective tax rate	(8)	(0)	5

Note:

The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. On January 1, 2008, the new PRC enterprise income tax law took effect and has applied a uniform tax rate of 25% to domestic enterprises and foreign-invested enterprises.

If the reliefs granted in the form of preferential tax rates to certain subsidiaries were not available, the provision for income taxes and earnings (loss) per share amounts would be as follows:

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Provision for income taxes	$7,082	$(2,716)	$(13,177)
Basic and diluted income (loss) per share	$(0.57)	$(0.32)	$(0.38)